Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 148,210	$ 82,021
Short-term investments	48,947	0
Prepaid expenses and other current assets	3,191	2,698
Total current assets	200,348	84,719
Property and equipment, net	17,174	20,115
Operating lease right-of-use assets	3,681	4,344
Finance lease right-of-use assets	98	87
Restricted cash	508	0
Other non-current assets	764	0
Total assets	222,573	109,265
Current liabilities:
Accounts payable	2,596	625
Accrued expenses and other current liabilities	17,495	5,324
Operating lease liabilities, current	2,559	678
Finance lease liabilities, current	42	24
Lease contingent value rights liability, current	281	0
Total current liabilities	22,973	6,651
Operating lease liabilities, non-current	12,302	3,921
Finance lease liabilities, non-current	65	66
Lease contingent value rights liability, non-current	1,006	0
Other liabilities	203	0
Total liabilities	36,549	10,638
Commitments and contingencies (Note 10)
Convertible preferred stock:
Total convertible preferred stock	0	244,366
Stockholders' equity (deficit)
Preferred stock, $0.000001 par value; 50,000,000 and 0 shares authorized as of December 31, 2023 and 2022, respectively; 0 shares issued and outstanding as of December 31, 2023 and 2022, respectively	0	0
Common stock, value, issued	0	0
Additional paid-in capital	373,178	5,098
Accumulated deficit	(187,154)	(150,837)
Total stockholders' equity (deficit)	186,024	(145,739)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	222,573	109,265
Series A-1 Convertible Preferred Stock
Convertible preferred stock:
Total convertible preferred stock	0	34,414
Series A-2 Convertible Preferred Stock
Convertible preferred stock:
Total convertible preferred stock	0	28,675
Series B Convertible Preferred Stock
Convertible preferred stock:
Total convertible preferred stock	0	181,277
Class A Common Stock
Stockholders' equity (deficit)
Common stock, value, issued	0	0
Class B Common Stock
Stockholders' equity (deficit)
Common stock, value, issued	$ 0	$ 0